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                    Supplement to First Symetra Focus Prospectus
                       Supplement dated February 1, 2011
                  to Prospectus dated May 1, 2010 as supplemented

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Discontinuation of Sales:

Effective February 1, 2011, First Symetra National Life Insurance Company of New York has decided to discontinue sales of the First Symetra Focus variable annuity, no longer allowing new sales of the contract.